Long-Term Debt (Details) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 05, 2021	Jan. 15, 2021	Dec. 31, 2020	Sep. 30, 2015	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2021	Dec. 31, 2008	Jun. 30, 2008
Long-Term Debt (Details) [Line Items]
Secured term loan					$ 12,000,000		$ 12,000,000
Long-term debt description							As of December 31, 2020, the Company received total proceeds of $16,365,978. As of December 31, 2020, the Company received total proceeds of approximately $16,365,978. Total interest expense incurred under the SAF Loan, the Term Loan, and the Noble Guaranty was $633,322. This interest has been capitalized during the construction period of the Big Run facility. The interest incurred as a result of the Noble Guaranty is indicative of a related party transaction, due to the minority ownership stake Noble holds in Archaea. As of December 31, 2020, there was approximately $700,000 available for future withdraw according to the Note Agreement.
Advance facility loan					5,000,000		$ 5,000,000
SAF loan interest							4.50%
Term loan							5.50%
Credit limit					$ 500,000		$ 500,000
Guaranty fee percentage							20.00%
Maturity date percentage							20.00%
Interest rate					4.50%		9.00%
Other long-term debt description							The Company has two utility vehicle loans, totaling approximately $46,000, within Assai Energy, LLC. These notes bear interest at 0%, the maturity date is December 16, 2024.
Agreement purchase	$ 60,828,000
Annual Rate	4.47%
Total proceeds			$ 16,319,000		$ 66,558,000
Acquisition rate					30,000,000
Interest expense					19,615		$ 20,001
Interest expenses					873,977
Guaranteed fee					$ 17,500,000
Debt rate					20.00%
Interest rate					12.00%
Long-term debt			46,486		$ 40,676		46,486				$ 16,365,978	$ 144,113,475
Investor [Member]
Long-Term Debt (Details) [Line Items]
Annual Rate		3.75%
Principal amount		$ 72,542,000
PEI Power LLC [Member]
Long-Term Debt (Details) [Line Items]
Total proceeds					60,828,000
Interest expense					$ 635,889
Noble Guaranty [Member]
Long-Term Debt (Details) [Line Items]
Interest rate					2375844.00%
Total proceeds					$ 16,995,000
Interest expense			633,322		3,202,476
Aria Energy LLC [Member]
Long-Term Debt (Details) [Line Items]
Interest purchase agreement rate										100.00%
Reacquisition price					122,600,000
Carrying amount of debt					102,830,000
Unpaid interest					19,770,000
Secured term loan					200,000,000		200,000,000
Revolving credit facility					40,214,000		40,214,000
Letters of credit value					$ 40,000,000		$ 40,000,000
Maturity date					Nov. 24, 2021		Nov. 24, 2021
Payments of term loan				$ 500,000			$ 500,000
Due date					May 27, 2022		May 27, 2022
Description of secured leverage					ratio of 6.0 to 1.0.		ratio of 6.0 to 1.0.
Long-term debt description					Interest on the term loan is paid quarterly at a rate of LIBOR minimum of 1.00% plus a spread of 4.00% (5.50% and 5.50% for 2021 and 2020, respectively). Interest on the revolver is paid at a variable rate; the Company has the option of a rate based on Eurodollar plus 3.75% to 4.00 depending on the Total Secured Leverage ratio, or a rate based on the Banks’ Prime Rate plus a margin of 2.75% to 3.00% depending on the Total Secured Leverage ratio. All spreads based on Eurodollar and the Banks’ Prime rate shall be increased by 0.50% (50 basis points) until such time that the Borrowers obtain both (1) a public corporate credit rating of B or higher with stable outlook from S&P and (2) a public corporate family rating of Ba3 or higher with stable outlook from Moody’s.		Interest on the term loan is paid quarterly at a rate of LIBOR minimum of 1.00% plus a spread of 4.00% (5.50% and 6.20% for 2020 and 2019, respectively). Interest on the revolver is paid at a variable rate; the Company has the option of a rate based on Eurodollar plus 3.75% to 4.00 depending on the Total Secured Leverage ratio, or a rate based on the Banks’ Prime Rate plus a margin of 2.75% to 3.00% depending on the Total Secured Leverage ratio., All spreads based on Eurodollar and the Banks’ Prime rate shall be increased by 0.50% (50 basis points) until such time that the Borrowers obtain both (1) a public corporate credit rating of B or higher with stable outlook from S&P and (2) a public corporate family rating of Ba3 or higher with stable outlook from Moody’s.
Outstanding term loan					$ 137,978,000		$ 137,978,000	$ 142,385,000
Interest rate					5.50%		5.50%	6.20%
Revolver amount					$ 0		$ 0	$ 4,000,000
Letters of credit outstanding			$ 19,407,000		16,094,000		$ 19,407,000	$ 21,260,000
Prime rate			6.00%				6.00%	7.50%
Description of service coverage							ratio of 1.10 to 1.00.
Mandatory prepayment							$ 0	$ 3,632,000
Voluntary prepayment								2,000,000
Interest expense					$ 8,676,000	$ 9,664,000	$ 19,305,000	$ 22,053,000	$ 20,431
Prime Rate [Member] | Aria Energy LLC [Member]
Long-Term Debt (Details) [Line Items]
Prime rate			2.00%				2.00%	2.00%